STOCK HOLDERS DEFICIT (Details Narrative) - shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock authorized	450,000,000	450,000,000	450,000,000
2006 Equity Incentive Plan [Member]
Common stock authorized	3,000,000
Available for issuance	3,000,000
Series A Preferred Stock [Member]
Preferred Stock shares, Designated	1,000
Preferred Stock shares, Outstanding	1,000